EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Argentina — 4.2%

Consumer Discretionary — 4.2%
Despegar.com*	41,864	$398,545
MercadoLibre*	33,632	26,430,716

Total Argentina		26,829,261

Brazil — 2.3%

Communication Services — 0.0%
Infracommerce CXAAS*	153,700	163,801

Consumer Discretionary — 0.8%
Afya, Cl A*	22,251	270,127
Americanas*	292,831	1,245,826
Arco Platform, Cl A* (A)	17,723	299,696
CVC Brasil Operadora e Agencia de Viagens*	155,675	359,078
GRUPO DE MODA SOMA	347,100	835,777
Magazine Luiza*	2,001,900	1,567,351

		4,577,855

Financials — 0.9%
XP, Cl A*	262,172	5,927,709

Information Technology — 0.6%
Locaweb Servicos de Internet*	298,800	419,326
Pagseguro Digital, Cl A*	140,563	2,159,048
StoneCo, Cl A*	145,209	1,457,898

		4,036,272

Total Brazil		14,705,637

China — 50.3%

Communication Services — 19.3%
Autohome ADR	49,694	1,805,880
Baidu ADR*	192,290	26,987,901
Bilibili ADR* (A)	165,129	3,690,633
DouYu International Holdings ADR* (A)	198,081	255,524
Hello Group ADR*	97,984	595,743
HUYA ADR*	23,682	100,175
iQIYI ADR*	154,781	634,602
Kingsoft	594,400	1,996,347
NetEase ADR	272,308	28,246,509
Sohu.com ADR*	11,689	168,906
So-Young International ADR*	41,909	49,453
Tencent Holdings	1,183,892	54,686,091
Tencent Music Entertainment Group ADR*	388,102	1,622,266
Weibo ADR*	57,468	1,264,296
XD*	83,200	243,379
Zhihu ADR*	385,382	597,342

		122,945,047

Description	Shares	Fair Value

China — continued

Consumer Discretionary — 27.3%
Alibaba Group Holding ADR*	525,979	$50,520,283
ATRenew ADR* (A)	64,109	192,327
Baozun ADR* (A)	34,616	312,236
Dada Nexus ADR* (A)	124,238	937,997
JD.com ADR*	827,925	46,463,151
Pinduoduo ADR*	661,667	33,314,934
Ping An Healthcare and Technology* (A)	332,000	892,888
Prosus	601,187	31,093,326
Trip.com Group ADR*	364,896	8,049,606
Uxin ADR* (A)	150,319	63,134
Vipshop Holdings ADR*	212,998	1,980,881

		173,820,763

Financials — 1.9%
360 DigiTech ADR (A)	29,284	460,637
FinVolution Group ADR	46,341	195,096
Futu Holdings ADR* (A)	32,839	1,205,520
LexinFintech Holdings ADR*	46,215	93,354
Lufax Holding ADR	1,624,878	10,220,483
Qudian ADR* (A)	107,401	90,893
Up Fintech Holding ADR* (A)	88,427	360,782

		12,626,765

Information Technology — 0.9%
Agora ADR* (A)	25,178	153,334
Kingdee International Software Group*	1,932,000	3,812,016
Kingsoft Cloud Holdings ADR* (A)	131,571	634,172
OneConnect Financial Technology ADR*	252,333	345,696
Tuya ADR* (A)	277,879	711,370
Vnet Group ADR*	49,510	279,732

		5,936,320

Real Estate — 0.9%
KE Holdings ADR*	440,899	5,908,047
Phoenix Tree Holdings ADR* (A)	179,833	—

		5,908,047

Total China		321,236,942

Egypt — 0.0%

Information Technology — 0.0%
Fawry for Banking & Payment Technology Services SAE*	1,012,828	223,198

Germany — 0.7%

Consumer Discretionary — 0.7%
Delivery Hero*	107,268	4,106,909

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2022 (Unaudited) (continued)

Description	Shares	Fair Value

Germany — continued

Consumer Discretionary — continued
Jumia Technologies ADR*	53,711	$390,479

Total Germany		4,497,388

Hong Kong — 13.1%

Communication Services — 1.0%
Alibaba Pictures Group*	9,050,000	795,929
China Literature*	243,000	1,067,019
Fire Rock Holdings* (B)	1,092,000	77,945
iDreamSky Technology Holdings* (A)	482,800	327,382
Kuaishou Technology, Cl B*	339,700	3,290,681
Meitu*	1,542,000	184,752
NetDragon Websoft	155,000	311,756

		6,055,464

Consumer Discretionary — 11.7%
Alibaba Health Information Technology*	2,846,000	1,451,014
China Ruyi Holdings* (A)	5,812,799	1,659,625
JD Health International*	337,050	2,145,885
Maoyan Entertainment* (A)	356,200	282,851
Meituan, Cl B*	2,838,200	67,648,973
Tongcheng Travel Holdings*	758,000	1,455,026

		74,643,374

Financials — 0.3%
ZhongAn Online P&C Insurance, Cl H* (A)	642,900	2,155,141

Information Technology — 0.1%
China Youzan*	10,632,000	157,199
Weimob* (A)	1,086,000	651,970
Yeahka*	112,000	279,516

		1,088,685

Total Hong Kong		83,942,664

India — 9.6%

Communication Services — 0.5%
Affle India*	37,356	506,212
Info Edge India	48,358	2,593,918
Nazara Technologies*	11,294	176,903

		3,277,033

Consumer Discretionary — 0.3%
Cartrade Tech*	22,140	177,594
FSN E-Commerce Ventures*	36,052	694,025
MakeMyTrip*	33,371	923,042
Zomato*	588,382	565,750

		2,360,411

Energy — 8.3%
Reliance Industries	1,554,544	52,714,682

Description	Shares	Fair Value

India — continued

Industrials — 0.3%
IndiaMart InterMesh	9,713	$569,809
Indian Railway Catering & Tourism	159,425	1,422,347

		1,992,156

Information Technology — 0.2%
One 97 Communications*	71,554	601,796
Route Mobile	17,573	315,148

		916,944

Total India		61,261,226

Indonesia — 2.8%

Consumer Discretionary — 2.8%
Bukalapak.com*	16,849,700	339,744
GoTo Gojek Tokopedia*	836,173,100	17,433,415

Total Indonesia		17,773,159

Japan — 1.2%

Communication Services — 1.2%
Nexon	309,700	7,703,681

Poland — 0.5%

Communication Services — 0.2%
CD Projekt (A)	48,036	1,220,571

Consumer Discretionary — 0.3%
Allegro.eu* (A)	270,057	1,585,729

Total Poland		2,806,300

Russia — 0.0%

Communication Services — 0.0%
VK GDR* (B)	117,354	1,174
Yandex, Cl A* (B)	224,241	2,242

		3,416

Consumer Discretionary — 0.0%
Ozon Holdings ADR* (B)	125,832	1,258

Industrials — 0.0%
HeadHunter Group ADR (B)	25,106	251

Information Technology — 0.0%
QIWI ADR* (B)	34,445	345

Total Russia		5,270

South Africa — 1.9%

Communication Services — 0.3%
MultiChoice Group	235,899	2,025,246

Consumer Discretionary — 1.6%
Naspers, Cl N	89,916	9,892,015

Total South Africa		11,917,261

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2022 (Unaudited) (continued)

Description	Shares	Fair Value

South Korea — 9.2%

Communication Services — 7.2%
AfreecaTV	5,042	$437,283
CJ ENM	7,411	712,227
Com2uS Holdings*	2,697	156,736
Com2uSCorp	5,396	383,809
Kakao	186,441	12,809,154
Kakao Games*	23,599	1,192,158
Krafton*	18,016	3,778,817
NAVER	89,736	20,889,079
NCSoft	8,864	3,259,877
Neowiz*	9,152	171,988
Netmarble	11,682	788,431
NHN*	10,631	272,821
Pearl Abyss*	17,027	872,544
Webzen*	9,446	160,335

		45,885,259

Consumer Discretionary — 1.2%
Coupang, Cl A*	560,538	7,572,868
Modetour Network*	9,520	162,745

		7,735,613

Financials — 0.6%
KakaoBank*	107,111	3,519,287

Information Technology — 0.2%
Cafe24*	9,960	132,832
Danal*	37,312	284,394
Kakao Pay*	9,777	833,716
Kginicis	10,620	135,626

		1,386,568

Total South Korea		58,526,727

Taiwan — 2.7%

Communication Services — 2.5%
Sea ADR*	192,768	15,934,203

Consumer Discretionary — 0.2%
momo.com	41,900	1,205,392
PChome Online	71,000	181,261

		1,386,653

Total Taiwan		17,320,856

Turkey — 0.0%

Consumer Discretionary — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret ADR* (A)	129,040	172,914

United Arab Emirates — 0.0%

Communication Services — 0.0%
Yalla Group ADR* (A)	62,787	232,312

Description	Shares	Fair Value

United Kingdom — 0.3%

Financials — 0.3%
Kaspi.KZ JSC GDR	32,063	$1,689,720
TCS Group Holding GDR* (B)	89,202	892

Total United Kingdom		1,690,612

United States — 1.2%

Communication Services — 0.0%
VTEX, Cl A* (A)	38,186	177,565

Financials — 0.2%
NU Holdings, Cl A* (A)	304,010	1,158,278

Industrials — 0.7%
Grab Holdings, Cl A* (A)	1,801,806	4,792,804

Information Technology — 0.3%
Dlocal, Cl A*	61,895	1,784,433

Total United States		7,913,080

Total Common Stock (Cost $870,711,797)		638,758,488

SHORT-TERM INVESTMENT — 2.9%

United States — 2.9%
Invesco Government & Agency Portfolio, Cl Institutional, 0.070%, (C) (D)	18,508,068	18,508,068

Total Short-Term Investment (Cost $18,508,068)		18,508,068

Total Investments in Securities-102.9% (Cost $889,219,865)		$657,266,556

Percentages are based on net assets of $638,881,073.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $18,904,083.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $18,508,068.

(D)	The rate shown is the 7-day effective yield as of May 31, 2022.

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2022 (Unaudited) (concluded)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$26,829,261	$—	$—	$26,829,261
Brazil	14,705,637	—	—	14,705,637
China	321,236,942	—	—	321,236,942
Egypt	223,198	—	—	223,198
Germany	4,497,388	—	—	4,497,388
Hong Kong	83,864,719	—	77,945	83,942,664
India	61,261,226	—	—	61,261,226
Indonesia	17,773,159	—	—	17,773,159
Japan	7,703,681	—	—	7,703,681
Poland	2,806,300	—	—	2,806,300
Russia	—	—	5,270	5,270
South Africa	11,917,261	—	—	11,917,261
South Korea	58,526,727	—	—	58,526,727
Taiwan	17,320,856	—	—	17,320,856
Turkey	172,914	—	—	172,914
United Arab
Emirates	232,312	—	—	232,312
United Kingdom	1,689,720	—	892	1,690,612
United States	7,913,080	—	—	7,913,080
Short-Term Investment
United States	18,508,068	—	—	18,508,068

Total Investments in Securities	$657,182,449	$—	$84,107	$657,266,556

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-1600

FMQQ The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Argentina — 6.5%

Consumer Discretionary — 6.5%
Despegar.com*	5,551	$52,845
MercadoLibre*	1,284	1,009,070

Total Argentina		1,061,915

Brazil — 11.3%

Communication Services — 0.1%
Infracommerce CXAAS*	20,374	21,713

Consumer Discretionary — 3.8%
Afya, Cl A*	2,950	35,813
Americanas*	38,936	165,650
Arco Platform, Cl A*	2,351	39,755
CVC Brasil Operadora e Agencia de Viagens*	20,699	47,744
GRUPO DE MODA SOMA	45,817	110,322
Magazine Luiza*	266,341	208,527

		607,811

Financials — 4.1%
XP, Cl A*	29,363	663,898

Information Technology — 3.3%
Locaweb Servicos de Internet*	39,751	55,785
Pagseguro Digital, Cl A*	18,688	287,048
StoneCo, Cl A*	19,311	193,882

		536,715

Total Brazil		1,830,137

Egypt — 0.2%

Information Technology — 0.2%
Fawry for Banking & Payment Technology Services SAE*	132,675	29,238

Germany — 3.7%

Consumer Discretionary — 3.7%
Delivery Hero*	14,386	550,789
Jumia Technologies ADR*	7,130	51,835

Total Germany		602,624

India — 16.4%

Communication Services — 2.6%
Affle India*	4,957	67,173
Info Edge India	6,426	344,690
Nazara Technologies*	1,498	23,464

		435,327

Consumer Discretionary — 1.9%
Cartrade Tech*	2,931	23,510
FSN E-Commerce Ventures*	4,787	92,153
MakeMyTrip*	4,429	122,506

Description	Shares	Fair Value

India — continued

Consumer Discretionary — continued
Zomato*	78,288	$75,277

		313,446

Energy — 9.4%
Reliance Industries	44,977	1,525,173

Industrials — 1.7%
IndiaMart InterMesh	1,287	75,501
Indian Railway Catering & Tourism	21,186	189,016

		264,517

Information Technology — 0.8%
One 97 Communications*	9,497	79,873
Route Mobile	2,334	41,857

		121,730

Total India		2,660,193

Indonesia — 6.4%

Consumer Discretionary — 6.4%
Bukalapak.com*	2,238,600	45,137
GoTo Gojek Tokopedia*	47,229,000	984,680

Total Indonesia		1,029,817

Japan — 5.7%

Communication Services — 5.7%
Nexon	37,300	927,825

Poland — 2.3%

Communication Services — 1.0%
CD Projekt	6,375	161,986

Consumer Discretionary — 1.3%
Allegro.eu*	35,859	210,558

Total Poland		372,544

Russia — 0.0%

Communication Services — 0.0%
VK GDR* (A)	7,810	78
Yandex, Cl A* (A)	10,305	103

		181

Consumer Discretionary — 0.0%
Ozon Holdings ADR* (A)	8,369	84

Industrials — 0.0%
HeadHunter Group ADR (A)	1,664	16

Information Technology — 0.0%
QIWI ADR* (A)	2,293	23

Total Russia		304

South Africa — 1.7%

Communication Services — 1.7%
MultiChoice Group	31,346	269,113

FMQQ The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

May 31, 2022 (Unaudited) (continued)

Description	Shares	Fair Value

South Korea — 32.2%

Communication Services — 23.4%
AfreecaTV	664	$57,587
CJ ENM	979	94,086
Com2uS Holdings*	351	20,399
Com2uSCorp	712	50,643
Kakao	13,769	945,979
Kakao Games*	3,135	158,372
Krafton*	2,394	502,136
NAVER	5,323	1,239,108
NCSoft	1,176	432,493
Neowiz*	1,221	22,946
Netmarble	1,550	104,611
NHN*	1,408	36,133
Pearl Abyss*	2,256	115,608
Webzen*	1,251	21,234

		3,801,335

Consumer Discretionary — 4.8%
Coupang, Cl A*	56,032	756,992
Modetour Network*	1,272	21,745

		778,737

Financials — 2.9%
KakaoBank*	14,238	467,810

Information Technology — 1.1%
Cafe24*	1,314	17,525
Danal*	4,958	37,790
Kakao Pay*	1,293	110,258
Kginicis	1,409	17,994

		183,567

Total South Korea		5,231,449

Taiwan — 5.2%

Communication Services — 5.2%
Sea ADR*	10,165	840,239

Turkey — 0.1%

Consumer Discretionary — 0.1%
D-MARKET Elektronik Hizmetler ve Ticaret ADR*	17,135	22,961

United Arab Emirates — 0.2%

Communication Services — 0.2%
Yalla Group ADR*	8,349	30,891

United Kingdom — 1.4%

Financials — 1.4%
Kaspi.KZ JSC GDR	4,333	228,349
TCS Group Holding GDR* (A)	5,934	59

Total United Kingdom		228,408

Description	Shares	Fair Value

United States — 6.5%

Communication Services — 0.1%
VTEX, Cl A*	5,066	$23,557

Financials — 1.0%
NU Holdings, Cl A*	40,463	154,164

Industrials — 3.9%
Grab Holdings, Cl A*	239,671	637,525

Information Technology — 1.5%
Dlocal, Cl A*	8,228	237,213

Total United States		1,052,459

Total Common Stock (Cost $22,652,088)		16,190,117

Total Investments in Securities- 99.8% (Cost $22,652,088)		$16,190,117

Percentages are based on net assets of $16,223,967.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

FMQQ The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

May 31, 2022 (Unaudited) (concluded)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$1,061,915	$—	$—	$1,061,915
Brazil	1,830,137	—	—	1,830,137
Egypt	29,238	—	—	29,238
Germany	602,624	—	—	602,624
India	2,660,193	—	—	2,660,193
Indonesia	1,029,817	—	—	1,029,817
Japan	927,825	—	—	927,825
Poland	372,544	—	—	372,544
Russia	—	—	304	304
South Africa	269,113	—	—	269,113
South Korea	5,231,449	—	—	5,231,449
Taiwan	840,239	—	—	840,239
Turkey	22,961	—	—	22,961
United Arab
Emirates	30,891	—	—	30,891
United Kingdom	228,349	—	59	228,408
United States	1,052,459	—	—	1,052,459

Total Investments in Securities	$16,189,754	$—	$363	$16,190,117

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

FMQ-QH-001-0200